UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P SmallCap 600® Index Portfolio (Initial Class and Class L)

(formerly Maxim Index 600 Portfolio)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.58%
Communications	4.41%
Consumer, Cyclical	14.85%
Consumer, Non-cyclical	17.45%
Energy	3.60%
Financial	18.55%
Industrial	16.82%
Short Term Investments	6.92%
Technology	9.87%
Utilities	3.95%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Initial Class
Actual	$1,000.00	$1,077.10	$3.12*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03*

Class L
Actual	$1,000.00	$1,075.00	$4.36**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.24**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.81%
23,408	A Schulman Inc	$	464,649
87,913	AK Steel Holding Corp (a)		516,049
20,487	AMCOL International Corp		579,987
18,787	American Vanguard Corp		499,546
23,704	Balchem Corp		772,987
31,877	Buckeye Technologies Inc		908,176
43,569	Century Aluminum Co (b)		319,361
19,003	Clearwater Paper Corp (b)		648,383
8,871	Deltic Timber Corp		540,954
48,956	Globe Specialty Metals Inc		657,479
7,462	Hawkins Inc		284,899
40,229	HB Fuller Co		1,235,030
17,618	Innophos Holdings Inc		994,712
12,704	Kaiser Aluminum Corp		658,575
31,486	KapStone Paper & Packaging Corp (b)		499,053
25,501	Kraton Performance Polymers Inc (b)		558,727
16,343	Materion Corp		376,379
12,419	Neenah Paper Inc		331,463
26,409	OM Group Inc (b)		501,771
71,268	PolyOne Corp		974,946
10,344	Quaker Chemical Corp		477,996
12,386	Schweitzer-Mauduit International Inc		843,982
6,803	Stepan Co		640,707
40,459	Wausau Paper Corp		393,666
18,169	Zep Inc		249,460

			14,928,937

Communications — 4.69%
22,198	Anixter International Inc		1,177,604
89,663	Arris Group Inc (b)		1,247,212
7,132	Atlantic Tele-Network Inc		240,562
14,083	Black Box Corp		404,182
31,097	Blucora Inc (b)		383,115
10,981	Blue Nile Inc (a)(b)		326,246
22,982	Cbeyond Inc (b)		155,588
160,380	Cincinnati Bell Inc (b)		596,614
27,810	comScore Inc (b)		457,753
14,335	Comtech Telecommunications Corp		409,694
33,607	DealerTrack Holdings Inc (b)		1,011,907
21,810	Digital Generation Inc (b)		269,790
30,141	Digital River Inc (b)		500,943
25,715	Dolan Co (b)		173,062
34,803	eResearchTechnology Inc (b)		278,076
26,205	EW Scripps Co Class A (b)		251,830
26,343	General Communication Inc Class A (b)		218,910
93,697	Harmonic Inc (b)		399,149
35,546	Harte-Hanks Inc		324,890
19,159	Liquidity Services Inc (b)		980,749
16,995	LogMeIn Inc (b)		518,687
11,277	Lumos Networks Corp		106,568
30,296	Netgear Inc (b)		1,045,515
26,136	Neutral Tandem Inc (b)		344,472
21,642	Novatel Wireless Inc (b)		53,889

Shares			Value

Communications — (continued)
11,543	NTELOS Holdings Corp	$	217,586
21,876	Nutrisystem Inc (a)		252,887
18,131	OpenTable Inc (a)(b)		816,076
14,540	Oplink Communications Inc (b)		196,726
16,123	PC-Tel Inc		104,316
25,550	Perficient Inc (b)		286,927
20,593	QuinStreet Inc (b)		190,691
23,725	Sourcefire Inc (b)		1,219,465
10,870	Stamps.com Inc (b)		268,163
31,457	Symmetricom Inc (b)		188,427
74,754	United Online Inc		315,462
16,853	USA Mobility Inc		216,730
24,462	VASCO Data Security International Inc (b)		200,099
34,221	ViaSat Inc (b)		1,292,527
30,374	Websense Inc (b)		568,905
20,833	XO Group Inc (b)		184,789

			18,396,783

Consumer, Cyclical — 15.82%
12,101	Allegiant Travel Co (b)		843,198
9,952	Arctic Cat Inc (b)		363,845
18,161	Big 5 Sporting Goods Corp		137,297
1,159	Biglari Holdings Inc (b)		447,826
19,215	BJ’s Restaurants Inc (b)		730,170
43,896	Boyd Gaming Corp (a)(b)		316,051
52,818	Brightpoint Inc (b)		285,745
33,918	Brown Shoe Co Inc		437,881
71,218	Brunswick Corp (c)		1,582,464
22,100	Buckle Inc (a)		874,497
14,966	Buffalo Wild Wings Inc (b)		1,296,654
35,152	Cabela’s Inc Class A (b)		1,329,097
53,623	Callaway Golf Co (a)		316,912
30,378	Casey’s General Stores Inc (c)		1,791,998
23,506	Cash America International Inc		1,035,204
23,649	Cato Corp Class A		720,349
14,465	CEC Entertainment Inc		526,092
19,265	Children’s Place Retail Stores Inc (b)		959,975
23,075	Christopher & Banks Corp		27,229
25,190	Coinstar Inc (a)(b)(c)		1,729,545
59,977	Coldwater Creek Inc (b)		32,748
18,402	Cracker Barrel Old Country Store Inc		1,155,646
72,534	Crocs Inc (b)		1,171,424
12,380	DineEquity Inc (b)		552,643
12,815	DTS Inc (b)		334,215
20,990	Ethan Allen Interiors Inc (a)		418,331
35,896	Ezcorp Inc Class A (b)		842,120
87,035	Fifth & Pacific Cos Inc (b)		933,886
41,630	Finish Line Inc Class A		870,483
22,725	First Cash Financial Services Inc (b)		912,863
29,480	Fred’s Inc Class A		450,749
15,030	G&K Services Inc Class A		468,786
19,356	Genesco Inc (b)		1,164,263
18,199	Group 1 Automotive Inc		830,056
14,694	Haverty Furniture Cos Inc		164,132
21,172	Hibbett Sports Inc (b)		1,221,836

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
34,035	Hot Topic Inc	$	329,799
56,260	Iconix Brand Group Inc (b)		982,862
47,243	Interface Inc (b)		643,922
31,692	Interval Leisure Group Inc		602,465
34,949	Jack in the Box Inc (b)		974,378
21,327	JAKKS Pacific Inc		341,445
22,501	Jos A Bank Clothiers Inc (b)		955,392
18,990	K-Swiss Inc Class A (b)		58,489
12,476	Kirkland’s Inc (b)		140,355
41,659	La-Z-Boy Inc (b)		511,989
16,969	Lithia Motors Inc Class A		391,135
21,976	Lumber Liquidators Holdings Inc (a)(b)		742,569
14,303	M/I Homes Inc (b)		247,728
18,258	Maidenform Brands Inc (b)		363,699
15,636	Marcus Corp		215,151
19,630	MarineMax Inc (b)		186,681
22,240	Marriott Vacations Worldwide Corp (b)		688,995
40,946	Men’s Wearhouse Inc		1,152,221
22,852	Meritage Homes Corp (b)		775,597
29,066	Mobile Mini Inc (b)		418,550
10,178	Monarch Casino & Resort Inc (b)		93,027
22,579	Multimedia Games Holding Co Inc (b)		316,106
10,281	MWI Veterinary Supply Inc (b)		1,056,578
69,458	OfficeMax Inc (b)		351,457
10,873	Oxford Industries Inc		486,023
14,452	Papa John’s International Inc (b)		687,482
42,648	Pep Boys-Manny Moe & Jack		422,215
9,742	Perry Ellis International Inc (b)		202,147
15,353	PetMed Express Inc (a)		186,692
49,491	Pinnacle Entertainment Inc (b)		476,104
37,961	Pool Corp		1,535,902
102,831	Quiksilver Inc (b)		239,596
8,704	Red Robin Gourmet Burgers Inc (b)		265,559
50,386	Ruby Tuesday Inc (b)		343,129
12,899	rue21 inc (b)		325,571
29,544	Ruth’s Hospitality Group Inc (b)		194,990
35,293	Ryland Group Inc (a)		902,795
22,355	ScanSource Inc (b)		684,957
45,153	Select Comfort Corp (b)		944,601
45,330	Shuffle Master Inc (b)		625,554
29,591	Skechers U.S.A. Inc Class A (b)		602,769
39,315	SkyWest Inc		256,727
28,706	Sonic Automotive Inc Class A		392,411
49,085	Sonic Corp (b)		491,832
26,698	Spartan Motors Inc		139,898
24,425	Stage Stores Inc		447,466
15,145	Standard Motor Products Inc		213,242
81,910	Standard Pacific Corp (a)(b)		507,023
22,906	Stein Mart Inc (b)		182,103
31,313	Steven Madden Ltd (b)		994,188
18,667	Superior Industries International Inc		305,579
48,659	Texas Roadhouse Inc		896,785
24,079	Toro Co (c)		1,764,750
20,515	True Religion Apparel Inc		594,525
35,005	Tuesday Morning Corp (b)		150,171
12,147	UniFirst Corp		774,371

Shares			Value

Consumer, Cyclical — (continued)
32,329	United Stationers Inc	$	871,267
11,167	Universal Electronics Inc (b)		147,069
23,368	Vitamin Shoppe Inc (b)		1,283,604
15,355	VOXX International Corp (b)		143,109
22,329	Winnebago Industries Inc (a)(b)		227,533
38,853	Wolverine World Wide Inc		1,506,719
17,380	Zale Corp (b)		46,752
17,541	Zumiez Inc (a)(b)		694,624

			61,974,634

Consumer, Non-cyclical — 18.58%
17,480	Abaxis Inc (b)		646,760
38,789	ABM Industries Inc		758,713
56,647	Affymetrix Inc (b)		265,674
9,243	Air Methods Corp (b)		908,125
54,086	Akorn Inc (b)		852,936
56,222	Align Technology Inc (b)(c)		1,881,188
70,093	Alliance One International Inc (b)		242,522
6,016	Almost Family Inc (b)		134,397
24,136	Amedisys Inc (b)		300,493
27,417	American Greetings Corp Class A (a)		400,837
14,253	American Public Education Inc (a)(b)		456,096
31,118	AMN Healthcare Services Inc (b)		184,530
25,630	Amsurg Corp (b)		768,387
14,572	Andersons Inc		621,642
20,991	Arbitron Inc		734,685
51,384	Arqule Inc (b)		304,707
38,787	B&G Foods Inc		1,031,734
20,151	Bio-Reference Labs Inc (a)(b)		529,568
8,939	Blyth Inc		308,932
6,889	Boston Beer Co Inc Class A (a)(b)		833,569
11,475	Cal-Maine Foods Inc (a)		448,673
10,265	Calavo Growers Inc (a)		262,579
22,715	Cambrex Corp (b)		213,748
16,977	Cantel Medical Corp		462,623
11,041	Capella Education Co (b)		383,785
35,278	Cardtronics Inc (b)		1,065,748
43,113	Career Education Corp (b)		288,426
10,887	CDI Corp		178,547
41,496	Centene Corp (b)(c)		1,251,519
34,652	Central Garden & Pet Co Class A (b)		377,360
15,541	Chemed Corp		939,298
22,244	CONMED Corp		615,491
6,964	Consolidated Graphics Inc (b)		202,304
65,116	Corinthian Colleges Inc (b)		188,185
5,050	Corvel Corp (b)		247,450
23,302	Cross Country Healthcare Inc (b)		101,830
20,562	CryoLife Inc (b)		107,539
50,919	Cubist Pharmaceuticals Inc (b)(c)		1,930,339
19,661	Cyberonics Inc (b)		883,565
17,704	Diamond Foods Inc (a)		315,839
20,577	Emergent Biosolutions Inc (b)		311,742
13,077	Ensign Group Inc		369,687
28,864	Enzo Biochem Inc (b)		48,203
13,282	ExlService Holdings Inc (b)		327,268
11,809	Forrester Research Inc		399,853
22,769	Gentiva Health Services Inc (b)		157,789

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
48,964	Geo Group Inc (b)	$	1,112,462
18,730	Greatbatch Inc (b)		425,358
20,408	Haemonetics Corp (b)		1,512,437
35,969	Hain Celestial Group Inc (b)(c)		1,979,734
27,574	Hanger Inc (b)		706,997
53,529	Healthcare Services Group Inc		1,037,392
26,170	Healthways Inc (b)		208,837
31,180	Heartland Payment Systems Inc		937,894
14,429	Heidrick & Struggles International Inc		252,508
25,366	Helen of Troy Ltd (b)		859,654
8,241	Hi-Tech Pharmacal Co Inc (b)		267,008
10,134	ICU Medical Inc (b)		540,953
17,858	Insperity Inc		483,059
16,248	Integra LifeSciences Holdings Corp (b)		604,101
13,256	Inter Parfums Inc		228,931
24,731	Invacare Corp		381,599
13,198	IPC The Hospitalist Co Inc (b)		598,133
11,782	J&J Snack Foods Corp		696,316
22,470	Kelly Services Inc Class A		290,088
43,311	Kindred Healthcare Inc (b)		425,747
7,737	Landauer Inc		443,562
13,141	LHC Group Inc (b)		222,871
17,549	Lincoln Educational Services Corp		114,069
119,760	Live Nation Entertainment Inc (b)		1,099,397
29,893	Luminex Corp (b)		732,080
21,796	Magellan Health Services Inc (b)		988,013
27,372	MAXIMUS Inc		1,416,501
44,536	Medicines Co (b)		1,021,656
11,171	Medifast Inc (b)		219,845
33,193	Meridian Bioscience Inc		679,129
33,989	Merit Medical Systems Inc (b)		469,388
23,400	Molina Healthcare Inc (b)		548,964
35,165	Momenta Pharmaceuticals Inc (b)		475,431
24,758	Monro Muffler Brake Inc		822,956
9,418	Nash Finch Co		202,299
24,241	Natus Medical Inc (b)		281,680
41,390	Navigant Consulting Inc (b)		523,170
19,061	Neogen Corp (b)		880,618
34,956	NuVasive Inc (b)		886,484
35,049	On Assignment Inc (b)		559,382
16,726	Palomar Medical Technologies Inc (b)		142,171
29,255	Par Pharmaceutical Cos Inc (b)		1,057,276
47,577	PAREXEL International Corp (b)		1,343,099
10,745	Peet’s Coffee & Tea Inc (a)(b)		645,130
23,518	PharMerica Corp (b)		256,817
40,660	Prestige Brands Holdings Inc (b)		642,835
40,005	PSS World Medical Inc (b)		839,705
48,359	Questcor Pharmaceuticals Inc (a)(b)(c)		2,574,633
34,257	Resources Connection Inc		421,361
46,640	Salix Pharmaceuticals Ltd (b)(c)		2,539,082
15,802	Sanderson Farms Inc		724,048
54,737	Savient Pharmaceuticals Inc (a)(b)		29,563
7,549	Seneca Foods Corp Class A (b)		203,068
37,505	Snyders-Lance Inc		946,251
17,262	Spartan Stores Inc		312,960
41,185	Spectrum Pharmaceuticals Inc (a)(b)		640,839

Shares			Value

Consumer, Non-cyclical — (continued)
11,548	SurModics Inc (b)	$	199,780
29,747	Symmetry Medical Inc (b)		255,229
20,160	TeleTech Holdings Inc (b)		322,560
28,931	TreeHouse Foods Inc (b)(c)		1,802,112
31,750	TrueBlue Inc (b)		491,490
38,889	United Natural Foods Inc (b)(c)		2,133,451
17,045	Universal Technical Institute Inc		230,278
16,257	Viad Corp		325,140
56,197	ViroPharma Inc (b)		1,331,869
12,526	WD-40 Co		623,920
27,296	West Pharmaceutical Services Inc		1,378,175

			72,794,430

Energy — 3.84%
23,702	Basic Energy Services Inc (b)		244,605
22,367	cApproach Resources Inc (a)(b)		571,253
49,421	Cloud Peak Energy Inc (b)		835,709
39,104	Comstock Resources Inc (b)		642,088
10,152	Contango Oil & Gas Co (b)		600,998
52,642	Exterran Holdings Inc (b)		671,186
15,924	GeoResources Inc (b)		582,977
11,194	Gulf Island Fabrication Inc		315,783
36,600	Gulfport Energy Corp (b)		755,058
28,045	Hornbeck Offshore Services Inc (b)		1,087,585
102,672	ION Geophysical Corp (b)		676,608
27,056	Lufkin Industries Inc (c)		1,469,682
20,380	Matrix Service Co (b)		231,313
5,076	OYO Geospace Corp (b)		456,789
23,866	PDC Energy Inc (b)		585,194
35,346	Penn Virginia Corp		259,440
47,551	Petroquest Energy Inc (a)(b)		237,755
50,641	Pioneer Drilling Co (b)		403,609
17,012	SEACOR Holdings Inc (b)		1,520,533
39,179	Stone Energy Corp (b)		992,796
56,697	SunCoke Energy Inc (b)		830,611
33,652	Swift Energy Co (b)		626,264
60,737	TETRA Technologies Inc (b)		433,055

			15,030,891

Financial — 19.75%
35,521	Acadia Realty Trust REIT		823,377
14,084	AMERISAFE Inc (b)		365,480
36,589	Bank Mutual Corp		161,357
22,755	Bank of the Ozarks Inc		684,470
62,699	BBCN Bancorp Inc (b)		682,792
63,651	Boston Private Financial Holdings Inc		568,403
56,002	Brookline Bancorp Inc		495,618
16,472	Calamos Asset Management Inc Class A		188,604
45,799	Cedar Realty Trust Inc REIT		231,285
11,512	City Holding Co (a)		387,839
70,180	Colonial Properties Trust REIT		1,553,785
31,372	Columbia Banking System Inc		590,421
31,435	Community Bank System Inc		852,517
83,837	Cousins Properties Inc REIT		649,737
71,230	CVB Financial Corp (a)		829,830
134,209	DiamondRock Hospitality Co REIT		1,368,932

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Financial — (continued)
22,646	Dime Community Bancshares Inc	$	300,965
22,799	EastGroup Properties Inc REIT		1,215,187
16,234	eHealth Inc (b)		261,530
25,136	Employers Holdings Inc		453,453
17,508	Encore Capital Group Inc (b)		518,587
37,253	Entertainment Properties Trust REIT		1,531,471
83,434	Extra Space Storage Inc REIT (c)		2,553,080
31,423	Financial Engines Inc (a)(b)		674,023
16,325	First BanCorp/Puerto Rico (b)		64,647
82,452	First Commonwealth Financial Corp		554,902
46,174	First Financial Bancorp		737,861
24,915	First Financial Bankshares Inc (a)		861,062
59,302	First Midwest Bancorp Inc		651,136
111,399	FNB Corp		1,210,907
28,118	Forestar Group Inc (b)		360,192
58,631	Franklin Street Properties Corp REIT		620,316
22,161	Getty Realty Corp REIT (a)		424,383
57,688	Glacier Bancorp Inc		893,587
24,153	Hanmi Financial Corp (b)		253,123
62,289	Healthcare Realty Trust Inc REIT		1,484,970
24,168	Higher One Holdings Inc (a)(b)		295,333
17,528	Home BancShares Inc		536,006
31,732	Horace Mann Educators Corp		554,675
17,628	Independent Bank Corp (a)		514,914
9,270	Infinity Property & Casualty Corp		534,601
62,520	Inland Real Estate Corp REIT		523,918
30,401	Interactive Brokers Group Inc Class A		447,503
32,048	Investment Technology Group Inc (b)		294,842
54,807	Kilroy Realty Corp REIT (c)		2,653,207
50,289	Kite Realty Group Trust REIT		250,942
68,321	LaSalle Hotel Properties REIT (c)		1,990,874
108,359	Lexington Realty Trust REIT (a)		917,801
24,091	LTC Properties Inc REIT		874,021
41,012	Meadowbrook Insurance Group Inc		360,495
108,361	Medical Properties Trust Inc REIT		1,042,433
32,628	Mid-America Apartment Communities Inc REIT (c)		2,226,535
32,622	National Financial Partners Corp (b)		437,135
98,873	National Penn Bancshares Inc		946,215
8,427	Navigators Group Inc (b)		421,771
26,053	NBT Bancorp Inc		562,484
77,114	Northwest Bancshares Inc		903,005
75,867	Old National Bancorp		911,163
36,248	Oritani Financial Corp		521,609
27,259	PacWest Bancorp		645,221
17,006	Parkway Properties Inc REIT		194,549
44,077	Pennsylvania Real Estate Investment Trust REIT		660,273
27,614	Pinnacle Financial Partners Inc (b)		538,749
12,711	Piper Jaffray Cos (b)		297,819
13,738	Portfolio Recovery Associates Inc (b)		1,253,730
43,171	Post Properties Inc REIT (c)		2,113,220

Shares			Value

Financial — (continued)
17,070	Presidential Life Corp	$	167,798
48,711	PrivateBancorp Inc		718,974
24,638	ProAssurance Corp (c)		2,194,999
98,456	Prospect Capital Corp (a)		1,121,414
42,086	Provident Financial Services Inc		646,020
14,882	PS Business Parks Inc REIT		1,007,809
13,423	RLI Corp		915,449
22,816	S&T Bancorp Inc (a)		421,412
30,070	Sabra Health Care Inc REIT (b)		514,498
12,467	Safety Insurance Group Inc		506,659
9,285	Saul Centers Inc REIT		398,048
43,393	Selective Insurance Group Inc		755,472
13,860	Simmons First National Corp Class A		322,245
23,175	Sovran Self Storage Inc REIT		1,160,836
23,617	Sterling Bancorp		235,698
14,794	Stewart Information Services Corp (a)		227,088
42,925	Stifel Financial Corp (b)		1,326,383
149,334	Susquehanna Bancshares Inc		1,538,140
22,448	SWS Group Inc (b)		119,648
74,427	Tanger Factory Outlet Centers REIT (c)		2,385,385
30,220	Texas Capital Bancshares Inc (b)		1,220,586
7,076	Tompkins Financial Corp (a)		266,624
32,005	Tower Group Inc		667,944
73,654	TrustCo Bank Corp NY		402,151
26,144	UMB Financial Corp		1,339,357
89,501	Umpqua Holdings Corp		1,177,833
36,212	United Bankshares Inc (a)		937,167
15,097	United Community Banks Inc (a)(b)		129,381
16,128	United Fire Group Inc		344,010
10,153	Universal Health Realty Income Trust REIT		421,654
18,368	Urstadt Biddle Properties Inc REIT Class A		363,135
26,344	ViewPoint Financial Group Inc		412,020
6,356	Virtus Investment Partners Inc (b)		514,836
46,898	Wilshire Bancorp Inc (b)		257,001
29,066	Wintrust Financial Corp		1,031,843
11,098	World Acceptance Corp (a)(b)		730,248

			77,384,637

Industrial — 17.91%
14,469	AAON Inc		272,741
31,573	AAR Corp		425,604
54,443	Actuant Corp Class A		1,478,672
32,626	Advanced Energy Industries Inc (b)		437,841
31,352	Aegion Corp (b)		560,887
15,244	Aerovironment Inc (b)		401,070
22,107	Albany International Corp Class A		413,622
13,682	AM Castle & Co (b)		145,303
6,911	American Science & Engineering Inc		390,126
9,957	Analogic Corp		617,334
31,359	AO Smith Corp		1,533,142
22,806	Apogee Enterprises Inc		366,492
33,579	Applied Industrial Technologies Inc		1,237,386

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Industrial — (continued)
19,500	Arkansas Best Corp	$	245,700
15,666	Astec Industries Inc (b)		480,633
10,275	AZZ Inc		629,447
11,916	Badger Meter Inc		447,446
37,573	Barnes Group Inc		912,648
8,095	Bel Fuse Inc Class B		142,553
36,069	Belden Inc		1,202,901
45,856	Benchmark Electronics Inc (b)		639,691
41,973	Brady Corp Class A		1,154,677
39,487	Briggs & Stratton Corp		690,628
28,855	Bristow Group Inc		1,173,533
45,700	Calgon Carbon Corp (b)		649,854
7,115	Cascade Corp		334,761
19,292	Ceradyne Inc		494,840
33,462	Checkpoint Systems Inc (b)		291,454
13,591	CIRCOR International Inc		463,317
33,919	Cognex Corp		1,073,536
28,764	Comfort Systems USA Inc		288,215
26,598	CTS Corp		250,553
12,361	Cubic Corp		594,317
37,345	Curtiss-Wright Corp		1,159,562
24,630	Cymer Inc (b)		1,451,939
28,438	Daktronics Inc		196,507
93,738	Darling International Inc (b)		1,545,740
14,942	Drew Industries Inc (b)		416,135
26,620	Dycom Industries Inc (b)		495,398
35,955	Eagle Materials Inc		1,342,560
20,240	Electro Scientific Industries Inc		239,237
53,748	EMCOR Group Inc		1,495,269
15,736	Encore Wire Corp		421,410
38,190	EnerSys (b)		1,339,323
16,712	EnPro Industries Inc (b)		624,527
21,163	ESCO Technologies Inc		771,180
10,915	Exponent Inc (b)		576,639
13,310	FARO Technologies Inc (b)		560,085
51,700	Federal Signal Corp (b)		301,928
30,267	FEI Co (b)		1,447,973
23,552	Forward Air Corp		760,023
14,996	Franklin Electric Co Inc		766,745
46,952	GenCorp Inc (b)		305,658
24,021	Gibraltar Industries Inc (b)		249,338
38,239	Griffon Corp		328,091
9,781	Haynes International Inc		498,244
48,622	Headwaters Inc (b)		250,403
45,351	Heartland Express Inc		648,973
50,600	Hillenbrand Inc		930,028
30,212	Hub Group Inc Class A (b)		1,093,674
43,234	II-VI Inc (b)		720,711
40,100	Intermec Inc (b)		248,620
18,319	Intevac Inc (b)		137,759
22,403	iRobot Corp (b)		496,226
22,627	John Bean Technologies Corp		307,048
20,818	Kaman Corp		644,109
25,736	Kaydon Corp		550,493
46,651	Knight Transportation Inc		745,950
16,379	Koppers Holdings Inc		556,886
2,844	Lawson Products Inc		26,307
10,230	Lindsay Corp		663,927
17,502	Littelfuse Inc		995,689
14,520	LSB Industries Inc (b)		448,813

Shares			Value

Industrial — (continued)
14,418	Lydall Inc (b)	$	194,931
12,352	Measurement Specialties Inc (b)		401,564
30,775	Methode Electronics Inc		261,895
36,130	Moog Inc Class A (b)		1,493,976
14,435	Movado Group Inc		361,164
30,566	Mueller Industries Inc		1,301,806
27,064	Myers Industries Inc		464,418
3,760	National Presto Industries Inc (a)		262,335
15,164	NCI Building Systems Inc (b)		164,226
31,313	Newport Corp (b)		376,382
37,598	Old Dominion Freight Line Inc (b)(c)		1,627,618
6,771	Olympic Steel Inc		111,180
46,921	Orbital Sciences Corp (b)		606,219
20,839	Orion Marine Group Inc (b)		145,039
16,035	OSI Systems Inc (b)		1,015,657
21,081	Overseas Shipholding Group Inc		234,210
16,833	Park Electrochemical Corp		435,638
28,307	Plexus Corp (b)		798,257
7,404	Powell Industries Inc (b)		276,613
33,008	Pulse Electronics Corp		65,026
29,156	Quanex Building Products Corp		521,309
34,881	Robbins & Myers Inc (c)		1,458,723
22,345	Rofin-Sinar Technologies Inc (b)		422,991
12,756	Rogers Corp (b)		505,265
24,674	RTI International Metals Inc (b)		558,373
32,514	Simpson Manufacturing Co Inc		959,488
9,968	Standex International Corp		424,338
35,530	STR Holdings Inc (a)(b)		162,017
15,144	Sturm Ruger & Co Inc (a)		608,032
29,291	Teledyne Technologies Inc (b)(c)		1,805,790
15,300	Tennant Co		611,235
50,477	Tetra Tech Inc (b)		1,316,440
22,134	Texas Industries Inc (a)		863,447
18,860	Tredegar Corp		274,602
41,573	TTM Technologies Inc (b)		391,202
16,018	Universal Forest Products Inc		624,382
16,036	Vicor Corp		111,290
23,165	Watts Water Technologies Inc Class A		772,321

			70,189,450

Technology — 10.50%
28,483	3D Systems Corp (a)(b)		972,410
10,762	Agilysys Inc (b)		93,307
25,983	ATMI Inc (b)		534,470
24,125	Avid Technology Inc (b)		179,249
36,008	Blackbaud Inc		924,325
29,889	Bottomline Technologies Inc (b)		539,496
51,867	Brooks Automation Inc		489,624
18,551	Cabot Microelectronics Corp		541,875
21,227	CACI International Inc Class A (b)		1,167,910
17,969	Ceva Inc (a)(b)		316,434
58,773	CIBER Inc (b)		253,312
51,908	Cirrus Logic Inc (b)		1,551,011
19,219	Cohu Inc		195,265
35,946	CommVault Systems Inc (b)(c)		1,781,843
8,855	Computer Programs & Systems Inc		506,683
27,186	CSG Systems International Inc (b)		469,774

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Technology — (continued)
20,943	Digi International Inc (b)	$214,456
29,669	Diodes Inc (b)	556,887
17,202	DSP Group Inc (b)	109,061
24,933	Ebix Inc (a)	497,413
72,620	Entropic Communications Inc (b)	409,577
25,938	EPIQ Systems Inc	317,741
35,864	Exar Corp (b)	292,650
16,995	Gerber Scientific Inc (b)(d)	0
95,070	GT Advanced Technologies Inc (a)(b)	501,970
22,625	Hittite Microwave Corp (b)	1,156,590
24,813	iGATE Corp (b)	422,317
34,884	Insight Enterprises Inc (b)	587,098
12,004	Interactive Intelligence Group Inc (b)	338,633
36,788	j2 Global Inc	971,939
34,095	JDA Software Group Inc (b)	1,012,281
54,885	Kopin Corp (b)	188,804
60,225	Kulicke & Soffa Industries Inc (b)	537,207
39,724	LivePerson Inc (b)	757,139
16,499	Manhattan Associates Inc (b)	754,169
17,632	Medidata Solutions Inc (b)	576,037
24,422	Mercury Computer Systems Inc (b)	315,777
38,096	Micrel Inc	363,055
71,605	Microsemi Corp (b)	1,323,976
6,578	MicroStrategy Inc Class A (b)	854,219
42,032	MKS Instruments Inc	1,215,986
24,093	Monolithic Power Systems Inc (b)	478,728
29,883	Monotype Imaging Holdings Inc (b)	501,138
13,107	MTS Systems Corp	505,275
13,937	Nanometrics Inc (b)	214,072
5,465	NCI Inc Class A (b)	22,133
27,820	Netscout Systems Inc (b)	600,634
27,508	Omnicell Inc (b)	402,717
12,134	Opnet Technologies Inc	322,643
19,345	Pericom Semiconductor Corp (b)	174,105
22,656	Power Integrations Inc	845,069
50,760	Progress Software Corp (b)	1,059,361
31,672	Quality Systems Inc (a)	871,297
19,826	Radisys Corp (b)	124,507
14,797	Rubicon Technology Inc (a)(b)	150,929
26,531	Rudolph Technologies Inc (b)	231,350
24,760	Sigma Designs Inc (b)	157,969
17,882	Standard Microsystems Corp (b)	659,667
17,234	Stratasys Inc (a)(b)	853,945
23,174	Super Micro Computer Inc (b)	367,540
9,517	Supertex Inc (b)	179,395
31,331	Sykes Enterprises Inc (b)	500,043
27,267	Synaptics Inc (b)	780,654
21,420	Synchronoss Technologies Inc (b)	395,627
20,568	SYNNEX Corp (b)	709,390
71,863	Take-Two Interactive Software Inc (b)	679,824
41,169	Tessera Technologies Inc	632,768
136,473	TriQuint Semiconductor Inc (b)	750,602
19,503	Tyler Technologies Inc (b)	786,946
20,746	Ultratech Inc (b)	653,499
31,363	Veeco Instruments Inc (a)(b)	1,077,633
14,806	Virtusa Corp (b)	197,660

Shares				Value

Technology — (continued)
20,630	Volterra Semiconductor Corp (b)		$	483,774

				41,162,864

Utilities — 4.20%
27,086	ALLETE Inc			1,132,195
14,927	American States Water Co			590,811
46,831	Avista Corp			1,250,388
12,078	CH Energy Group Inc			793,404
32,327	El Paso Electric Co			1,071,963
17,841	Laclede Group Inc			710,250
33,138	New Jersey Resources Corp			1,445,148
21,457	Northwest Natural Gas Co			1,021,353
29,066	NorthWestern Corp			1,066,722
57,739	Piedmont Natural Gas Co Inc (c)			1,858,618
24,201	South Jersey Industries Inc			1,233,525
36,808	Southwest Gas Corp			1,606,669
40,397	UIL Holdings Corp			1,448,636
32,199	UNS Energy Corp			1,236,764

				16,466,446

TOTAL COMMON STOCK — 99.10%
(Cost $359,901,965)		$		388,329,072

Principal Amount

SECURITIES LENDING COLLATERAL
$3,212,952	Undividedinterest of 12.13% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $3,212,952 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$	3,212,952

7,998,926	Undividedinterest of 16.96% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $7,998,926 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		7,998,926

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$7,998,923	Undividedinterest of 17.21% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $7,998,923 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$	7,998,923

7,998,923	Undividedinterest of 17.64% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $7,998,923 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.		7,998,923

TOTAL SECURITIES LENDING
COLLATERAL — 6.94% (Cost $27,209,724)		$	27,209,724

Principal Amount			Value

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012		999,999
665,000	U.S. Treasury Bills(e) 0.08%, 09/20/2012		664,877

TOTAL SHORT TERM INVESTMENTS — 0.43%
(Cost $1,664,876)		$	1,664,876

TOTAL INVESTMENTS — 106.47%
(Cost $388,776,565)		$	417,203,672

OTHER ASSETS & LIABILITIES, NET — (6.47)%		$	(25,348,198)

TOTAL NET ASSETS — 100.00%		$	391,855,474

(a)	A portion or all of the security is on loan at June 29, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security has no market value at June 29, 2012.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	65	USD	$5,170,100	September 2012	$225,774

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim S&P SmallCap 600® Index Portfolio

ASSETS:
Investments in securities, market value (including $26,453,758 of securities on loan)(a)	$417,203,672
Cash	3,229,586
Dividends receivable	376,377
Subscriptions receivable	565,596
Variation margin on futures contracts	149,348

Total Assets	421,524,579

LIABILITIES:
Payable to investment adviser	177,893
Payable upon return of securities loaned	27,209,724
Redemptions payable	1,781,025
Payable for investments purchased	500,351
Payable for distribution fees	112

Total Liabilities	29,669,105

NET ASSETS	$391,855,474

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,184,934
Paid-in capital in excess of par	352,270,570
Net unrealized appreciation on investments and futures contracts	28,652,881
Undistributed net investment income	305,878
Accumulated net realized gain on investments and futures contracts	6,441,211

TOTAL NET ASSETS
Initial Class	$391,222,375

Class L	$633,099

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	41,792,935
Class L	56,400

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.36

Class L	$11.23

(a) Cost of investments	$388,776,565

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim S&P SmallCap 600® Index Portfolio

INVESTMENT INCOME:
Interest	$642
Income from securities lending	130,426
Dividends	2,999,100

Total Income	3,130,168

EXPENSES:
Management fees	1,109,488
Distribution fees - Class L	608

Total Expenses	1,110,096

Less amount waived by distributor - Class L	18

Net Expenses	1,110,078

NET INVESTMENT INCOME	2,020,090

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	4,918,764
Net realized gain on futures contracts	317,823
Change in net unrealized appreciation on investments	17,785,591
Change in net unrealized appreciation on futures contracts	96,724

Net Realized and Unrealized Gain on Investments and Futures Contracts	23,118,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,138,992

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim S&P SmallCap 600® Index Portfolio

OPERATIONS:
Net investment income	$2,020,090	$1,997,303
Net realized gain on investments	4,918,764	18,174,937
Net realized gain (loss) on futures contracts	317,823	(257,453)
Change in net unrealized appreciation (depreciation) on investments	17,785,591	(18,828,459)
Change in net unrealized appreciation on futures contracts	96,724	139,534

Net Increase in Net Assets Resulting from Operations	25,138,992	1,225,862

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,712,289)	(3,618,881)
Class L	(1,923)	(2,371)

From net investment income	(1,714,212)	(3,621,252)

From net realized gains
Initial Class	–	(11,894,620)
Class L	–	(5,274)

From net realized gains	0	(11,899,894)

Total Distributions	(1,714,212)	(15,521,146)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	117,573,944	188,506,217
Class L	569,102	239,694
Shares issued in reinvestment of distributions
Initial Class	1,712,289	15,513,501
Class L	1,923	7,645
Shares redeemed
Initial Class	(74,709,396)	(186,290,888)
Class L	(132,248)	(57,391)

Net Increase in Net Assets Resulting from Capital Share Transactions	45,015,614	17,918,778

Total Increase in Net Assets	68,440,394	3,623,494

NET ASSETS:
Beginning of period	323,415,080	319,791,586

End of period (a)	$391,855,474	$323,415,080

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold
Initial Class	12,555,661	20,592,070
Class L	50,543	22,648
Shares issued in reinvestment of distributions
Initial Class	189,413	1,783,375
Class L	177	734
Shares redeemed
Initial Class	(7,975,211)	(20,354,776)
Class L	(12,038)	(5,664)

Net Increase	4,808,545	2,038,387

(a) Including undistributed net investment income:	$305,878	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

				Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim S&P SmallCap 600® Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.73		$9.14	$7.32	$5.90	$9.65	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.10	0.06	0.05	0.07	0.07
Net realized and unrealized gain (loss)	0.62		(0.07)	1.82	1.42	(3.08)	(0.16)

Total Income (Loss) From Investment Operations	0.67		0.03	1.88	1.47	(3.01)	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.10)	(0.06)	(0.05)	(0.07)	(0.07)
From net realized gains	–		(0.34)	–	–	(0.67)	(0.92)

Total Distributions	(0.04)		(0.44)	(0.06)	(0.05)	(0.74)	(0.99)

NET ASSET VALUE, END OF PERIOD	$9.36		$8.73	$9.14	$7.32	$5.90	$9.65

TOTAL RETURN(a)	7.71%	(b)	0.36%	25.70%	24.95%	(31.35%)	(0.82%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$391,222		$323,230	$319,792	$207,863	$178,543	$262,817
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.09%	(c)	0.62%	0.84%	0.82%	1.00%	0.76%
Portfolio turnover rate(d)	6%	(b)	20%	20%	20%	28%	28%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011(a)
Maxim S&P SmallCap 600® Index Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.14
Net realized and unrealized gain	0.75		0.79

Total Income From Investment Operations	0.79		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)
From net realized gains	–		(0.32)

Total Distributions	(0.03)		(0.46)

NET ASSET VALUE, END OF PERIOD	$11.23		$10.47

TOTAL RETURN(b) (d)	7.50%	(c)	9.31%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$633		$185
Ratio of expenses to average net assets
Before waiver	0.85%	(e)	0.88%	(e)
After waiver	0.84%	(e)	0.84%	(e)
Ratio of net investment income to average net assets
Before waiver	0.97%	(e)	0.73%	(e)
After waiver	0.98%	(e)	0.77%	(e)
Portfolio turnover rate(f)	6%	(c)	20%	(c)

(a)	Class L inception date was August 12, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P SMALLCAP 600® INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P SmallCap 600® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2012, the Maxim Index 600 Portfolio’s name changed to Maxim S&P SmallCap 600® Index Portfolio. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$387,428,716	$—	$—	$387,428,716
Foreign Common Stock	900,356	—	—	900,356
Securities Lending Collateral	—	27,209,724	—	27,209,724
Short Term Investments	—	1,664,876	—	1,664,876
Derivative Investments:
Futures Contracts	225,774	—	—	225,774

Total Investments(a)	$388,554,846	$28,874,600	$0	$417,429,446

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $71,050,670 and $22,912,528, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $392,506,312. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $79,356,250 and gross depreciation of securities in which there was an excess of tax cost over value of $54,658,890 resulting in net appreciation of $24,697,360.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures contracts	Variation margin on futures contracts	$149,348

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures contracts	Net realized gain on futures contracts	$317,823	Change in net unrealized appreciation on futures contracts	$96,724

The number of futures contracts held at June 29, 2012 is representative of futures contracts activity during the period ended June 29, 2012.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $26,453,758 and received collateral of $27,209,724 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against the index it is designed to track. This information included a performance comparison for the one-, three, five-, and ten- year periods ended December 31, 2011. The Board noted that the Portfolio trailed its index for each of these periods but considered that underperformance was a result of the Portfolio’s expenses and, therefore concluded that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fees were at the higher end of the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was generally comparable to the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that the Sub-Adviser is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser]. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012